Fees and Expenses - Parametric Equity Plus ETF	Dec. 05, 2025
Prospectus [Line Items]
Expense Narrative [Text Block]

The Annual Fund Operating Expenses table under the section of the Summary Prospectus entitled "Fees and Expenses—Annual Fund Operating Expenses" and the section of the Prospectus entitled "Fund Summary—Fees and Expenses—Annual Fund Operating Expenses" is hereby deleted in its entirety and replaced with the following:

Operating Expenses Caption [Optional Text]	Annual Fund Operating Expenses1 (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses [Table]
Management Fee[1]	0.29%
Other Expenses[2]	0.00%
Total Annual Fund Operating Expenses[3]	0.29%
Fee Waiver[3]	0.19%
Total Annual Fund Operating Expenses After Fee Waiver[3]	0.10%

The following is hereby added as the third footnote to the Annual Fund Operating Expenses table in the section of the Summary Prospectus entitled "Fees and Expenses—Annual Fund Operating Expenses" and the section of the Prospectus entitled "Fund Summary—Fees and Expenses—Annual Fund Operating Expenses":

[3]  The Adviser has agreed to waive a portion of its management fee so that Total Annual Fund Operating Expenses, excluding the distribution fees, if any, brokerage expenses, acquired fund fees and expenses, taxes, interest, litigation expenses, and other extraordinary expenses, including the costs of proxies, not incurred in the ordinary course of the Fund's business, will not exceed 0.10%. The fee waiver will continue until February 1, 2027 or until such time as the Board of Trustees of Morgan Stanley ETF Trust acts to discontinue all or a portion of such waiver when it deems such action is appropriate. Total Annual Fund Operating Expenses After Fee Waiver has been restated to reflect the fee waiver effective on December 5, 2025.

Expense Example Narrative [Text Block]

The Example table under the section of the Summary Prospectus entitled "Fees and Expenses—Example" and the section of the Prospectus entitled "Fund Summary—Fees and Expenses—Example" is hereby deleted in its entirety and replaced with the following:

Expense Example, With Redemption [Table]
1 Year	3 Years	5 Years	10 Years
$10	$74	$144	$350

Expense Example Closing [Text Block]	Please retain this supplement for future reference.